Document and Entity Information	Jan. 21, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001564618
Document Type	8-K
Document Period End Date	Jan. 21, 2020
Entity Registrant Name	INDEPENDENT BANK GROUP, INC.
Entity Incorporation State Country Code	TX
Entity File Number	001-35854
Entity Tax Identification Number	13-4219346
Entity Address, Address Line One	7777 Henneman Way
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	75070-1711
City Area Code	(972)
Local Phone Number	562-9004
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IBTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false